COMMON STOCK (Details Narrative) - USD ($)										3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 09, 2023	Jan. 31, 2023	Jan. 17, 2023	Jan. 11, 2023	Aug. 22, 2022	Mar. 31, 2022	Nov. 19, 2021	Dec. 09, 2020	Sep. 20, 2020	Jul. 31, 2023	Jan. 31, 2023	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022	Oct. 31, 2021	Jan. 06, 2023	Jan. 05, 2023	Jan. 04, 2023	Jan. 02, 2023	Nov. 13, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized										985,000,000		985,000,000		985,000,000	985,000,000
Common stock, par value										$ 0.001		$ 0.001		$ 0.001	$ 0.001
Capital shares authorized																1,000,000,000	510,000,000
Preferred stock, shares authorized										15,000,000		15,000,000		15,000,000	15,000,000
Preferred stock, par value										$ 0.001		$ 0.001		$ 0.001	$ 0.001
Number of shares issued for services, value
Regulation A stock issuances										$ 1,974,032		$ 1,974,032
Common stock, shares issued										419,258,331		419,258,331		105,265,299	95,265,299
Common stock, shares outstanding										419,258,331		419,258,331		105,265,299	95,265,299
Number of shares issued for other, value
H N O Green Fuels [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares transferred								95,000,000
Number of shares issued							20,000,000
Note payable							$ 20,000
Maturity date							Dec. 19, 2022
Eden Capital L L C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services, shares								5,000,000
Number of shares issued for services, value								$ 5,000
D W C L L C [Member] | Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of restricted shares issued									4,000,000
H N O Hydrogen Generators Inc [Member] | Share Exchange Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																				10,000
Share price																				$ 0.001
Douglas Anderson [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services, shares								95,000,000
Number of shares issued for services, value								$ 95,000
Mr Owens [Member] | H N O Hydrogen Generators Inc [Member] | Share Exchange Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																				20,000
Share price																				$ 0.001
Mr Owens [Member] | H N O Hydrogen Generators Inc [Member] | Termination Of Share Exchange Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares cancelled					20,000
Number of shares returned					10,000
Hossein Haririnia [Member] | Stock Subscription Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares sold, shares	8,000,000			2,000,000
share price	$ 0.001			$ 0.001
Cash purchase price	$ 8,000			$ 2,000
Proceeds from sale of stock	$ 8,000			$ 2,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized																985,000,000
Common stock, par value																$ 0.001
Number of shares issued for services, shares													10,000,000	10,000,000
Number of shares issued for services, value													$ 10,000	$ 10,000
Number of shares sold, shares												10,500
Cash purchase price												$ 10,500
Regulation A stock issuances, shares										1,968,032		1,968,032
Share price										$ 1.00		$ 1.00
Regulation A stock issuances										$ 1,968		$ 1,968
Number of shares issued (in shares)										8,000,000		182,000,000
Number of shares issued for other, shares															4,000,000
Number of shares issued for other, value															$ 4,000
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																15,000,000
Preferred stock, par value																$ 0.001
Stock Receivable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for other, shares												13,750
Number of shares issued for other, value												$ 13,750
Stock Receivable [Member] | Vivaris Capital L L C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued (in shares)						10,000,000
Number of shares sold, value						$ 10,000
Common Stock Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares sold, shares										19,750
Number of shares sold, value										$ 19,750
Director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Capital shares authorized																1,000,000,000	510,000,000	1,000,000,000
Number of shares issued																			2,025,000
Share price																			$ 0.001
Director [Member] | Stock Subscription Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares sold, shares			5,000,000
share price			$ 0.001
Cash purchase price			$ 5,000
Proceeds from sale of stock			$ 5,000
Director [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized																985,000,000
Common stock, par value																$ 0.001
Director [Member] | Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																15,000,000
Preferred stock, par value																$ 0.001
Board of Directors Chairman [Member] | Stock Subscription Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares sold, shares		100,000,000									175,000,000
share price		$ 0.001									$ 0.001
Cash purchase price		$ 100,000									$ 175,000
Proceeds from sale of stock		$ 100,000									$ 175,000